Shareholders' Equity	6 Months Ended
Sep. 30, 2024
Shareholders’ Equity [Abstract]
Shareholders’ Equity

9. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of Cayman Islands on August 11, 2022. The authorized and outstanding numbers of ordinary shares were 50,000 shares and 1 share, with a par value of $1 each, at the date of incorporation, respectively.

On November 21, 2022, the shareholders of the Company resolved to subdivide each authorized share of par value of $1 into 10,000 shares of par value of $0.0001, so that the authorized share capital of the Company shall be $50,000 divided into 500,000,000 shares of par value of $0.0001 each and a total of 10,000 ordinary shares of par value of $0.0001 each were issued and outstanding.

Subsequently, on April 3, 2023, 80,000 ordinary shares were allotted to the Company’s existing shareholder at a par value of $0.0001 each. No cash has been received from the shareholder in respect of this share allotment. In addition, 10,000 ordinary shares were allotted to the Pre-IPO Investors at the consideration of HK$6,240,000 (equivalent to $794,903).

Further on April 20, 2023, 12,650,000 ordinary shares were proportionally allotted to all the Company’s shareholders at a par value of $0.0001 each, resulting in 11,385,000 and 1,265,000 ordinary shares being allotted to the Company’s existing shareholder and Pre-IPO Investors, respectively. No cash has been received from the shareholders in respect of this share allotment.

In respect of the subdivision of shares on November 21, 2022, shares allotments of 80,000 and 11,385,000 ordinary shares to the Company’s existing shareholder on April 3, 2023 and April 20, 2023, respectively, the Company considered the above transactions as share split and deemed the issuance of ordinary shares being part of the Company’s recapitalization prior to completion of its initial public offering. The Company believed that it was appropriate to reflect the above transactions on a retroactive basis similar to share split pursuant to ASC 260, Earnings Per Share. All shares and per share amounts used herein and in the accompanying unaudited condensed consolidated financial statements have been retroactively restated to reflect the above transactions.

By recognizing the above transactions on a retroactive basis, authorized share capital of the Company was $50,000 divided into 500,000,000 shares of par value of $0.0001 each and a total of 11,475,000 ordinary shares of par value of $0.0001 each were issued and outstanding at March 31, 2023.

Contrary to share split and nominal issuance, the share allotments of 10,000 ordinary shares and 1,265,000 ordinary shares to the Pre-IPO Investors on April 3, 2023 and April 20, 2023, respectively, were not considered as share split and were treated prospectively by the Company. These shares allotments were only recognized on the issuance date.

On December 1, 2023, the Company completed its initial public offering on NASDAQ, under the ticker symbol “GSIW”. Under this offering, 2,500,000 ordinary shares were issued at a price of $4 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 375,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On December 4, 2023, the underwriter exercised the over-allotment option in full to purchase an additional 375,000 ordinary shares. On December 5, 2023, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of $10,133,680 from the offering after deducting underwriting discounts and offering expenses of $1,366,320 from the gross proceeds of $11,500,000.

On December 1, 2023, upon the completion of IPO of the Company, IPO costs capitalized as of March 31, 2023 amounted to $442,762, together with other IPO costs incurred during the year ended March 31, 2024, totaling $2,156,587, were charged to shareholder’s equity under additional paid-in capital.

At the date these unaudited condensed consolidated financial statements were issued, a total of 15,625,000 ordinary shares of par value of $0.0001 each were issued and outstanding.

Forgiveness of debt by major shareholders

On November 25, 2022, the Group entered into deeds of waiver of debts with its shareholders under which the shareholders agreed to waive the debts due to them by the Group with an amount totaling HK$15,900,000 (equivalent to $2,025,475) in form of capital contributions. Accordingly, as of September 30, 2024 and March 31, 2024, the balances were recognized as additional paid-in capital under shareholders’ equity.